SHARE CAPITAL: (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Jul. 31, 2021	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted				$ 3,278
Expected term				7 years
Employees And Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants				722,488
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants		148,907
Exercise price		$ 7.38
Option vesting period		4 years
Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants		271,517
Exercise price		$ 10
Option vesting period		4 years
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants		302,064
Exercise price		$ 10
Option vesting period		4 years
Jefferies Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate offering price			$ 25,000
Percentage of gross proceeds from sale of shares			3.00%
Issuance of share			41,154
Net proceeds			$ 500
Available balance	$ 23,000